EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Employee Benefit Expense
	Consolidated
	2021	2020	2019
Payroll, profit sharing and bonuses	5,911,837	5,407,990	2,315,517
Pension Plan	243,511	186,373	93,528
Share-based payments and social charges (note 32.3) (a)	228,131	231,962	118,608
Health care, food and other benefits	712,983	684,992	253,510
Charges, taxes and social contributions	701,521	635,248	231,384
INSS	204,625	188,131	171,615
Total	8,002,608	7,334,696	3,184,162

a)     The variation in the subsidiary over 2021 is basically due to transfer of employees from Natura Cosmeticos S.A. to Natura &Co Holding, as well as the increase for the 2021 grant, net of social charges associated with the variation in the value of the Company's share.

Summary of Number and Weighted Average Number of Shares

The changes in the number of outstanding share-based awards are as follows:

	Stock Option Plan and Strategy Acceleration Plan
	Average exercise price per option – R$	Options (thousands)
Balance as of December 31, 2020	16.43	15,523
Granted	30.87	6,650
Expired/Canceled	20.76	(183)
Exercised	18.80	(1,853)
Balance as of December 31, 2021	21.05	20,137

	Restricted shares (thousands)	Performance shares (thousands)
Balance as of December 31, 2020	4,361	5,579
Granted	3,435	3,402
Expired/Canceled	(590)	(936)
Exercised	(1,712)	-
Balance as of December 31, 2021	5,494	8,045

Summary of Terms and Conditions of Share-based Payment Arrangement

The outstanding share-based awards as at the end of the period have the following maturity dates, fair values and exercise prices

As of December 31, 2021 - StockOptions

Grant date	Conditions for acquiring the rights from grant date	Exercise price - R$	Fair value at grant date (R$)	Existing shares (thousands)	Maximum remaining contractual life (years)	Vested options (thousands)
March 17, 2014	From 2 to 4 years of service	28.94	4.27	82	0.2	82
March 16, 2015	From 2 to 4 years of service	13.47	4.85 to 5.29	104	1.2	104
July 28, 2015 (Acceleration Strategy)	From 4 to 5 years of service	12.77	6.20 to 6.23	495	1.6	495
March 15, 2016	From 2 to 4 years of service	12.71	7.16 to 7.43	93	2.2	93
July 11, 2016 (Acceleration Strategy)	From 4 to 5 years of service	11.28	6.84 to 6.89	1,650	2.5	1,650
March 10, 2017	From 2 to 4 years of service	12.46	6.65 to 6.68	378	3.2	378
March 10, 2017 (Acceleration Strategy)	From 4 to 5 years of service	12.46	6.87 to 6.89	2,000	3.2	895
March 12, 2018	From 2 to 4 years of service	16.83	7.96 to 8.21	1,554	4.2	890
March 12, 2018 Acceleration strategy)	From 3 to 5 years of service	12.04 to 16.83	8.21 to 9.67	3,800	4.2	950
April 12, 2019	From 2 to 4 years of service	23.41	11.71 to 11.82	1,431	5.2	391
April 12, 2019 Acceleration strategy)	From 4 to 5 years of service	23.41	11.51 to 11.71	1,900	5.2	-
March 31, 2021	From 4 to 5 years of service	48.98	29.08 to 29.81	1,100	9.3	-
December 17, 2021	From 3 to 4 years of service	27.28	17.58 to 18.16	5,550	10.0	-
				20,137		5,928

As of December 31, 2021 – Restricted shares

Grant date	Conditions for acquiring the rights from grant date	Existing shares (thousands)	Fair value at grant date (R$)	Remaining contractual life (years)
March 12, 2018 - Plan I, August 13, 2018 - Extraordinary Plan VI	From 2 to 4 years of service	248	12.25 to 15.90	0.2
April 12, 2019 – Plan I	From 2 to 4 years of service	569	21.62 to 22.53	1.2
April 12, 2019 – Plan II	From 1 to 3 years of service	156	22.14 to 22.85	0.2
March 27, 2020 – Co-Investment Plan	From 1 to 3 years of service	1,312	29.00	1.3
March 31, 2021	From 1 to 3 years of service	3,209	48.13	2.3
		5,494

As of December 31, 2021 – Performance shares

Grant date	Conditions for acquiring the rights from grant date	Existing shares (thousands)	Fair value at grant date (R$)	Maximum remaining contractual life (years)	Undelivered shares (thousands)
May 21, 2019	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.	539	28.10 to 45.70	0.5 to 1.5	539
September 30, 2020	Achievement of performance conditions, 2.5 years of service plus an additional holding period of 1 year for certain awards.	4,303	48.56 to 73.46	1.3 to 2.3	4,303
March 31, 2021	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.	3,203	46.57 to 50.98	2.3 to 3.3	3,203
		8,045			8,045